Note 2 - Summary of Significant Accounting Policies (Details) - Property and Equipment (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 532,290	$ 532,290
Accumulated depreciation and amortization	(474,956)	(429,804)	(356,084)
Property and equipment, net	143,936	102,486	176,206
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		388,000	388,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		115,605	115,605
Other Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 28,685	$ 28,685